AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.7%
Long-Term Municipal Bonds – 96.0%
New York – 87.5%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,722,510
Series 2020 4.00%, 11/01/2045	1,000	1,050,700
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,623,275
Build NYC Resource Corp. (City University of New York (The)) Series 2014A 5.00%, 06/01/2030-06/01/2034	2,980	3,387,871
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,529,761
5.50%, 11/01/2044	1,625	1,758,851
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) 5.00%, 06/01/2052(a)	500	548,600
City of New York NY Series 2016A 5.00%, 08/01/2037	5,000	5,939,350
Series 2016B 5.00%, 12/01/2034	2,000	2,408,940
Series 2016C 5.00%, 08/01/2032	5,000	5,925,800
Series 2021D 1.396%, 08/01/2027	10,000	9,926,500
1.723%, 08/01/2029	3,000	2,988,720
1.823%, 08/01/2030	4,000	3,961,760
County of Nassau NY Series 2016A 5.00%, 01/01/2034-01/01/2038	5,345	6,495,049
Series 2016C 5.00%, 04/01/2034-04/01/2036	10,420	12,150,565
Dutchess County Local Development Corp. (Bard College) Series 2020A 5.00%, 07/01/2045(a)	3,000	3,492,990
Series 2020B 5.918%, 07/01/2039(a)	1,500	1,649,685
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2046	4,980	5,576,803
East Rochester Housing Authority (St. John’s Health Care Corp.) Series 2010A 5.00%, 04/20/2027	2,550	2,590,494
Hempstead Town Local Development Corp. (Hofstra University) Series 2011 5.00%, 07/01/2028	650	658,236

	Principal Amount (000)	U.S. $ Value

Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034-07/01/2039	$2,945	$3,208,011
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 02/15/2042	5,000	5,850,200
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024(b)	1,000	963,320
Long Island Power Authority Series 2012B 5.00%, 09/01/2027	2,500	2,664,600
Series 2014A 5.00%, 09/01/2035	1,000	1,137,130
Series 2016B 5.00%, 09/01/2030-09/01/2033	9,515	11,411,586
Series 2019A 3.00%, 09/01/2036	5,000	5,369,050
Series 2019B 1.65%, 09/01/2049	3,445	3,563,198
Metropolitan Transportation Authority Series 2012F 5.00%, 11/15/2027	7,070	7,507,774
Series 2014B 5.00%, 11/15/2044	12,000	13,068,240
Series 2017C 5.00%, 11/15/2033	5,000	5,979,200
Series 2020A 4.00%, 02/01/2022	15,000	15,433,350
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/2034-11/15/2035	15,740	18,995,141
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,353,240
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) 4.00%, 12/01/2035-12/01/2039	5,215	6,008,753
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2040	2,150	2,356,766
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 01/01/2032	1,590	874,500
Series 2014C 2.00%, 01/01/2049(c) (d)	572	57,249
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 07/01/2031-07/01/2037	6,195	6,447,306
New York City Municipal Water Finance Authority Series 2013BB 5.00%, 06/15/2046	5,000	5,475,150

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015S 5.00%, 07/15/2035	$5,160	$6,027,602
Series 2018S 5.00%, 07/15/2043	7,000	8,424,640
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I 5.00%, 05/01/2032-05/01/2033	12,495	13,728,005
5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,492
Series 2016F 5.00%, 02/01/2032	10,000	11,925,600
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034-11/15/2035	15,220	17,337,095
New York Liberty Development Corp. (One Bryant Park LLC) 2.80%, 09/15/2069	5,780	5,588,566
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/2031	2,225	2,290,816
New York Liberty Development Corp. (One Bryant Park LLC) 2.625%, 09/15/2069	7,780	7,867,836
New York State Dormitory Authority (Barnard College) Series 2015A 4.00%, 07/01/2032	1,300	1,428,882
New York State Dormitory Authority (Catholic Health System Obligated Group) 5.00%, 07/01/2035	1,310	1,608,012
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 07/01/2031-07/01/2033	6,000	6,916,500
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032-08/01/2035	5,465	6,594,587
Series 2020 4.00%, 09/01/2037-09/01/2039	2,145	2,421,109
New York State Dormitory Authority (New School (The)) Series 2016A 5.00%, 07/01/2035-07/01/2036	5,815	6,758,294
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018E 5.00%, 03/15/2048	5,000	6,027,200
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015A 5.00%, 05/01/2033	5,000	5,705,950

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	$1,000	$1,116,300
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032-12/01/2037(a)	4,000	4,582,370
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.) Series 2006 5.00%, 11/01/2021	265	265,803
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,190,860
New York State Dormitory Authority (Rochester Institute of Technology) 5.00%, 07/01/2049	4,770	5,796,409
Series 2020A 5.00%, 07/01/2036-07/01/2040	2,380	2,958,834
New York State Dormitory Authority (Rockefeller University (The)) Series 2020A 5.00%, 07/01/2053	2,235	2,796,410
New York State Dormitory Authority (St. John’s University) Series 2015A 5.00%, 07/01/2033-07/01/2034	2,000	2,302,930
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017B 5.00%, 02/15/2033	12,095	14,816,133
New York State Dormitory Authority (Teachers College) Series 2012 5.00%, 07/01/2034	2,535	2,676,808
Series 2012A 5.00%, 07/01/2031	1,200	1,267,464
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2017A 5.00%, 10/01/2047	4,900	7,228,872
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2014 2.875%, 12/01/2044(a)	3,125	3,184,437
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 01/01/2031-01/01/2032	15,000	17,345,100
Series 2016A 5.00%, 01/01/2032	5,000	5,923,150
5.25%, 01/01/2056	2,940	3,450,943

	Principal Amount (000)	U.S. $ Value

Series 2019B 4.00%, 01/01/2037	$1,575	$1,817,156
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	1,060	1,077,458
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030-01/01/2036	16,245	19,110,120
New York Transportation Development Corp. (JFK International Air Terminal LLC) 4.00%, 12/01/2038-12/01/2042	2,250	2,505,056
5.00%, 12/01/2025-12/01/2032	5,190	6,419,403
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 4.00%, 07/01/2032-07/01/2033	4,250	4,581,398
5.00%, 07/01/2034-07/01/2046	8,505	9,498,730
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(a)	5,000	5,232,150
Oneida County Local Development Corp. (Hamilton College) 5.00%, 07/01/2051	6,405	9,509,824
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 03/01/2024	3,000	3,451,890
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,070	2,083,207
Port Authority of New York & New Jersey Series 2013178 5.00%, 12/01/2031	5,000	5,542,400
Series 2014 5.00%, 09/01/2031	5,000	5,674,550
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	3,030,768
Suffolk County Economic Development Corp. Series 2011 5.00%, 07/01/2028 (Pre-refunded/ETM)	875	888,659
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	5,115	5,180,472
Series 2014C 5.00%, 07/01/2031	2,500	2,778,650
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) 5.00%, 12/01/2040	1,500	1,678,125
Town of Oyster Bay NY 4.00%, 03/01/2023-03/01/2024	1,700	1,845,342

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority Series 2013C 5.00%, 11/15/2032	$5,000	$5,490,300
Series 2017B 5.00%, 11/15/2036	3,000	3,616,050
Series 2018 5.00%, 11/15/2043	5,000	6,036,900
Series 2020A 5.00%, 11/15/2054	3,000	3,737,760
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2035-09/01/2039	9,200	11,433,260
Trust for Cultural Resources of The City of New York (The) (American Museum of Natural History (The)) Series 2014A 5.00%, 07/01/2033	4,080	4,672,742
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) 4.00%, 12/01/2033-12/01/2035	5,000	5,913,260
TSASC, Inc./NY 5.00%, 06/01/2045	3,350	3,635,453
Series 2017A 5.00%, 06/01/2041	10,850	12,517,970
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,478,352
5.25%, 09/15/2042-09/15/2053	875	840,470
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010B 6.00%, 11/01/2030	130	130,481
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	1,800	1,882,278
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042-06/01/2047	2,000	2,196,360
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	6,825	7,456,858
Westchester Tobacco Asset Securitization Corp. Series 2016B 5.00%, 06/01/2041	1,000	1,177,570

		546,790,655

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	1,270	1,442,987

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	$935	$1,148,994
Series 2015A 6.625%, 09/01/2035	280	321,518

		1,470,512

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	2,385	2,466,925

Colorado – 0.2%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	780	944,081

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	45,550
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 05/01/2032	565	569,582

		615,132

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	1,020	1,204,144

Guam – 2.5%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,275	1,426,343
Series 2017 5.00%, 07/01/2034-07/01/2040	2,475	2,862,527
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2038	4,430	5,097,034
Territory of Guam 5.00%, 11/15/2031	125	135,950
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.25%, 01/01/2036	5,690	5,838,338

		15,360,192

Illinois – 0.9%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	1,710	2,030,180

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2037-09/01/2041	$215	$238,070
5.00%, 09/01/2036-09/01/2038	215	261,475
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	2,520	2,987,939

		5,517,664

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	800	734,320

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	105	127,088

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 10/01/2040(a)	100	126,410
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	100	126,410

		252,820

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) 3.50%, 06/01/2039(a)	650	656,272
Series 2019B 3.70%, 06/01/2039(a)	200	200,624

		856,896

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	245	284,232

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	250	222,952

Ohio – 0.8%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	2,745	3,088,537

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	$1,500	$1,545,000

		4,633,537

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	710	865,093
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	645	808,733
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	1,630	2,009,819
AGM Series 2007C 5.25%, 07/01/2036	100	123,896
NATL Series 2005L 5.25%, 07/01/2035	120	135,128
NATL Series 2007N 5.25%, 07/01/2032	135	151,308
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,715	1,770,738
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 04/01/2032	1,000	1,013,250
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	340	376,570
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	654	540,269
Series 2019A 4.329%, 07/01/2040	675	724,376
4.55%, 07/01/2040	73	79,391
5.00%, 07/01/2058	2,055	2,270,857

		10,869,428

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	820	832,644
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	195	221,670

		1,054,314

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,549,546

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	$100	$104,946
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	1,000	1,065,420

		2,719,912

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2044-01/01/2055(a)	510	556,400

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	1,685	1,933,998
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	100	103,985

		2,037,983

Total Long-Term Municipal Bonds (cost $572,281,819)		600,162,174

Short-Term Municipal Notes – 2.7%
New York – 1.4%
New York State Dormitory Authority (City University of New York (The)) Series 2008D 0.03%, 07/01/2031(e)	8,470	8,470,000

Texas – 1.3%
State of Texas 4.00%, 08/26/2021	8,250	8,405,512

Total Short-Term Municipal Notes (cost $16,872,547)		16,875,512

Total Municipal Obligations (cost $589,154,366)		617,037,686

	Shares

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $701,338)	701,338	701,338

Total Investments – 98.8% (cost $589,855,704)(i)		$617,739,024
Other assets less liabilities – 1.2%		7,508,692

Net Assets – 100.0%		$625,247,716

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	$1,245,568	$—	$1,245,568
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	1,450,268	—	1,450,268
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	141,211	—	141,211
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	137,706	—	137,706
USD	2,070	02/15/2051	CPI#	2.290%	Maturity	53,609	—	53,609

						$3,028,362	$—	$3,028,362

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	11,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/Quarterly	$9,399	$—	$9,399
USD	5,250	01/15/2030	1.012%	3 Month LIBOR	Semi-Annual/Quarterly	190,076	195,305	(5,229)
USD	5,250	01/15/2030	3 Month LIBOR	1.012%	Quarterly/Semi-Annual	(190,075)	—	(190,075)
USD	1,060	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/Quarterly	(10,080)	—	(10,080)

						$(680)	$195,305	$(195,985)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.120%	SIFMA*	Quarterly	$(91,174)	$—	$(91,174)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	(95,548)	—	(95,548)

							$(186,722)	$—	$(186,722)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $27,998,837 or 4.5% of net assets.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of February 28, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024	11/13/2014	$1,000,765	$963,320	0.15%

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,067,142 and gross unrealized depreciation of investments was $(3,538,167), resulting in net unrealized appreciation of $30,528,975.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.7% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$600,162,174	$—	$600,162,174
Short-Term Municipal Notes	—	16,875,512	—	16,875,512
Short-Term Investments	701,338	—	—	701,338

Total Investments in Securities	701,338	617,037,686	—	617,739,024
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	3,028,362	—	3,028,362
Centrally Cleared Interest Rate Swaps	—	199,475	—	199,475
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(200,155)	—	(200,155)
Interest Rate Swaps	—	(186,722)	—	(186,722)

Total	$701,338	$619,878,646	$—	$620,579,984

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,975	$119,269	$127,543	$701	$5